Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2019
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
8.	Accounts payable and accrued liabilities

As at	March 31,
	2019	2018
	$	$
Trade accounts payable	19,004	17,569
Accrued liabilities	9,158	7,610
Accrued compensation	18,182	8,915
Consumption taxes payable	1,505	1,646
Trade accounts payable to shareholders exercising significant influence	-	132
Performance obligations in customer contracts	932	-
Provision	154	929
	48,935	36,801

The following table summarizes the provision recorded by the Group:

As at	March 31,
	2019	2018
	$	$
Beginning balance	929	739
Paid or otherwise settled	(775)	-
Additional provision	-	190
Ending balance	154	929

The provision as at March 31, 2018 was in respect of former employee claims.